8. INVENTORY	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 8. INVENTORY

Inventory at December 31, consisted of the following:

	2012	2011
Raw materials	$439,000	$473,000
Work-in-process	59,000	65,000
Finished goods	-	-
Less: Reserve for obsolescence	(387,000)	(151,000)
Total	$111,000	$387,000

During the year ended December 31, 2012, the Company determined that components and parts inventory with a carrying value of $236,000 became obsolete and, accordingly, charged this amount to research and development expense, thereby increasing the reserve for slow-moving and obsolete inventory to $387,000.